Revenue from Contracts with Customers - Summary of Consolidated statement of Profit or Loss (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Revenue from contracts with customers
Revenue		¥ 227,485	[1]	¥ 207,182	[1]	¥ 167,147	[2]
Other operating income: Virtual credits breakage income		453		386		¥ 815
Revenue from contracts with customers		227,938		207,569
Other operating income	[3]	¥ 2,758		¥ 27,712

[1]	Refer to Note 5 Segment Information for further details of revenue by segment.
[2]	The segment information for the year ended December 31, 2017 is presented based on IAS 18, while it is presented under IFRS 15 for the years ended December 31, 2018 and 2019.
[3]	Refer to Note 20 Supplemental Cash Flow Information for details of other operating income for the year ended December 31, 2018.